Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

24. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S‑X Rule 5‑04 and Rule 12‑04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, the VIEs and the VIEs’ subsidiaries.

Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2023 and 2024, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2023	2024
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	48,030	24,523	3,361
Amounts due from subsidiaries	343,091	348,316	47,720
Prepayments and other current assets	6,717	7,234	992
Total current assets	397,838	380,073	52,073
Non-current assets
Investments in subsidiaries	12,058,899	13,272,552	1,818,332
Other assets	103	660	90
Total non-current assets	12,059,002	13,273,212	1,818,422
Total assets	12,456,840	13,653,285	1,870,495
LIABILITIES
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs’ subsidiaries	2,230,015	2,903,332	397,754
Accrued interest payable	2,095	—	—
Accruals and other current liabilities	9,198	9,947	1,362
Convertible notes	505,450	—	—
Total current liabilities	2,746,758	2,913,279	399,116
Total liabilities	2,746,758	2,913,279	399,116
Commitments and contingencies (Note 21)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 300,707,476 shares issued, 256,918,184 shares outstanding as of December 31, 2023; 1,889,352,801 shares authorized, 309,554,410 shares issued, 265,184,774 shares outstanding as of December 31, 2024)	199	205	31
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 71,342,227 shares issued and outstanding as of December 31, 2023; 110,647,199 shares authorized, 71,342,227 shares issued and outstanding as of December 31, 2024)	41	41	7
Treasury Stock	(328,764)	(328,764)	(45,040)
Additional paid-in capital	3,204,961	3,314,866	454,134
Accumulated other comprehensive income	(13,545)	(29,559)	(4,050)
Retained earnings	6,847,190	7,783,217	1,066,297
Total shareholders’ equity	9,710,082	10,740,006	1,471,379
Total liabilities and shareholders’ equity	12,456,840	13,653,285	1,870,495

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(15,082)	(15,749)	(10,082)	(1,381)
Total operating expenses	(15,082)	(15,749)	(10,082)	(1,381)
Interest expense, net	(46,912)	(73,750)	(5,627)	(771)
Share of income from subsidiaries	872,049	1,152,654	1,097,147	150,309
Others, net	9,697	2,790	19,022	2,604
Income before income tax expense	819,752	1,065,945	1,100,460	150,761
Net income attributable to ordinary shareholders	819,752	1,065,945	1,100,460	150,761
Other comprehensive income：
Foreign currency translation adjustments, net of tax	(32,115)	7,297	(16,014)	(2,194)
Total comprehensive income attributable to ordinary shareholders	787,637	1,073,242	1,084,446	148,567

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				Note 2(e)
Net cash used in operating activities	(51,139)	(58,579)	(43,400)	(5,945)
Cash flows from investing activities:
Cash paid on acquisition of subsidiaries, net of cash acquired	(676)	—	—	—
Net cash provided by/ (used in) funds to Group companies	36,817	(6,040)	—	—
Net cash provided by/ (used in) investing activities	36,141	(6,040)	—	—
Cash flows from financing activities:
Repurchase of treasury stock	(326,942)	—	—	—
Dividends to shareholders	—	(135,620)	(164,433)	(22,527)
Repayments of convertible loans	—	(1,634,678)	(504,237)	(69,080)
Borrowings under loan from Group companies	323,446	1,872,954	673,173	92,224
Exercise of share–based awards	2,742	5,880	14,899	2,041
Net cash (used in)/provided by financing activities	(754)	108,536	19,402	2,658
Effect of exchange rate changes on cash, cash equivalents and restricted cash	15,424	2,596	491	67
Net (decrease) /increase in cash, cash equivalents and restricted cash	(328)	46,513	(23,507)	(3,220)
Cash, cash equivalents and restricted cash at beginning of the year	1,845	1,517	48,030	6,580
Cash, cash equivalents and restricted cash at end of the year	1,517	48,030	24,523	3,360

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such assets are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and shares in the subsidiaries are presented as “Share of income from subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.